Legal Proceedings	12 Months Ended
Apr. 28, 2018
Legal Proceedings
15.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any.

With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss that is reasonably possible, including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.

The following is a discussion of the material legal matters involving the Company.

PIN Pad Litigation

As previously disclosed, the Company discovered that PIN pads in certain of its stores had been tampered with to allow criminal access to card data and PIN numbers on credit and debit cards swiped through the terminals. Following public disclosure of this matter on October 24, 2012, the Company was served with four putative class action complaints (three in federal district court in the Northern District of Illinois and one in the Northern District of California), each of which alleged on behalf of national and other classes of customers who swiped credit and debit cards in Barnes & Noble Retail stores common law claims such as negligence, breach of contract and invasion of privacy, as well as statutory claims such as violations of the Fair Credit Reporting Act, state data breach notification statutes, and state unfair and deceptive practices statutes. The actions sought various forms of relief including damages, injunctive or equitable relief, multiple or punitive damages, attorneys’ fees, costs, and interest. All four cases were transferred and/or assigned to a single judge in the United States District Court for the Northern District of Illinois, and a single consolidated amended complaint was filed. The Company filed a motion to dismiss the consolidated amended complaint in its entirety, and in September 2013, the Court granted the motion to dismiss without prejudice. The Plaintiffs then filed an amended complaint, and the Company filed a second motion to dismiss. On October 3, 2016, the Court granted the second motion to dismiss, and dismissed the case without prejudice; in doing so, the Court permitted plaintiffs to file a second amended complaint by October 31, 2016. On October 31, 2016, the plaintiffs filed a second amended complaint, and on January 25, 2017, the Company filed a motion to dismiss the second amended complaint. On June 13, 2017, the Court granted the Company’s motion to dismiss with prejudice. Plaintiffs filed a notice of appeal to the United States Court of Appeals for the Seventh Circuit. On April 11, 2018, the Court of Appeals reversed the District Court’s decision granting the motion to dismiss the case, and remanded the case to the District Court for further proceedings. The Company filed with the Court of Appeals a petition for rehearing and rehearing en banc; that petition was denied on May 10, 2018.

Cassandra Carag individually and on behalf of others similarly situated v. Barnes & Noble, Inc., Barnes & Noble Booksellers, Inc. and DOES 1 through 100 inclusive

On November 27, 2013, former Associate Store Manager Cassandra Carag (Carag) brought suit in Sacramento County Superior Court, asserting claims on behalf of herself and all other hourly (non-exempt) Barnes & Noble employees in California in the preceding four years for unpaid regular and overtime wages based on alleged off-the-clock work, penalties and pay based on missed meal and rest breaks, and for improper wage statements, payroll records, and untimely pay at separation as a result of the alleged pay errors during employment. Via the complaint, Carag seeks to recover unpaid wages and statutory penalties for all hourly Barnes & Noble employees within California from November 27, 2009 to present. On February 13, 2014, the Company filed an answer to the complaint in the state court and concurrently requested removal of the action to federal court. On May 30, 2014, the federal court granted Plaintiff’s motion to remand the case to state court and denied Plaintiff’s motion to strike portions of the answer to the complaint (referring the latter motion to the lower court for future consideration). The Court has not yet scheduled any further hearings or deadlines.

Café Manager Class Actions

Two former Café Managers have filed separate actions alleging similar claims of entitlement to unpaid compensation for overtime. In each action, the plaintiff seeks to represent a class of allegedly similarly situated employees who performed the same position (Café Manager). Specifically, Christine Hartpence filed a complaint against Barnes & Noble in Philadelphia County Court of Common Pleas on May 26, 2015, alleging that she is entitled to unpaid compensation for overtime under Pennsylvania law and seeking to represent a class of allegedly similarly situated employees who performed the same position (Café Manager). On July 14, 2016, Ms. Hartpence amended her complaint to assert a purported collective action for alleged unpaid overtime compensation under the federal Fair Labor Standards Act (FLSA), by which she sought to act as a class representative for similarly situated Café Managers throughout the United States. On July 27, 2016, Barnes & Noble removed the case to the U.S. District Court of the Eastern District of Pennsylvania. Ms. Hartpence then voluntarily dismissed her complaint and subsequently re-filed a similar complaint in the Philadelphia County Court of Common Pleas. The re-filed complaint alleged only claims of unpaid overtime under Pennsylvania law and class claims under Pennsylvania law that were limited to current and former Café Managers within Pennsylvania. On June 22, 2017, Ms. Hartpence filed an additional, separate action in Philadelphia County Court of Common Pleas in which she repeated her allegations under Pennsylvania law and asserts a similar claim for unpaid wages under New Jersey law, purportedly on behalf of herself and others similarly situated. The Court consolidated the two pending cases on November 1, 2017. On December 8, 2017, Barnes & Noble removed the consolidated action after Ms. Hartpence amended her complaint to add a cause of action under the FLSA in which Ms. Hartpence purported to assert claims on behalf of herself and a national class of all similarly situated Café Managers. The Hartpence matter settled pursuant to a settlement agreement and release. The Court approved the settlement in an Order entered on April 25, 2018.

On September 20, 2016, Kelly Brown filed a complaint against Barnes & Noble in the U.S. District Court for the Southern District of New York in which she also alleges that she is entitled to unpaid compensation under the FLSA and Illinois law. Ms. Brown seeks to represent a national class of all similarly situated Café Managers under the FLSA, as well as an Illinois-based class under Illinois law. On November 9, 2016, Ms. Brown filed an amended complaint to add an additional plaintiff named Tiffany Stewart, who is a former Café Manager who also alleges unpaid overtime compensation in violation of New York law and seeks to represent a class of similarly situated New York-based Café Managers under New York law. On May 2, 2017, the Court denied Plaintiffs’ Motion for Conditional Certification, without prejudice. The Plaintiffs filed a renewed motion for Conditional Certification on November 17, 2017, which is now fully briefed by the parties and pending before the Court. There are currently 23 former Café Managers who have joined the action as opt-in plaintiffs.

Bernardino v. Barnes & Noble Booksellers, Inc.

On June 16, 2017, a putative class action complaint was filed against Barnes & Noble Booksellers, Inc. (B&N Booksellers) in the United States District Court for the Southern District of New York, alleging violations of the federal Video Privacy Protection Act and related New York law. The plaintiff, who seeks to represent a class of subscribers of Facebook, Inc. (Facebook) who purchased DVDs or other video media from the Barnes & Noble website, seeks damages, injunctive relief and attorneys’ fees, among other things, based on her allegation that B&N Booksellers supposedly knowingly disclosed her personally identifiable information to Facebook without her consent when she bought a DVD from Barnes & Noble’s website. On July 10, 2017, the plaintiff moved for a preliminary injunction requiring Barnes & Noble to change the operation of its website, which motion B&N Booksellers opposed. On July 31, 2017, B&N Booksellers moved to compel the case to arbitration, consistent with the terms of use on Barnes & Noble’s website. On August 28, 2017, the court denied the plaintiff’s motion for a preliminary injunction. On January 31, 2018, the court granted B&N Booksellers’ motion to compel arbitration, and the clerk of court closed the case on February 1, 2018. On March 2, 2018, the plaintiff filed an appeal in the United States Court of Appeals for the Second Circuit from the district court’s grant of B&N Booksellers’ motion to compel arbitration.